PENSION PLAN - Movement in Plan (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	$ 19	$ 24
Return on plan assets	12	9
Interest expense (income)	11	8
Registered Plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	207	257
Benefits paid by the plan	(11)	(19)
Current service costs	18	23
Interest expense (income)	11	8
Actuarial losses (gains) in other comprehensive income	25	(62)
Net defined benefit liability (asset), ending balance	250	207
Registered Plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(224)	(268)
Contributions paid into the plan	17	15
Benefits paid by the plan	(11)	(19)
Return on plan assets	13	(49)
Interest expense (income)	(12)	(9)
Net defined benefit liability (asset), ending balance	(255)	(224)
Supplemental Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	11	17
Benefits paid by the plan	(1)	(1)
Current service costs	1	1
Interest expense (income)	1	0
Actuarial losses (gains) in other comprehensive income	2	(6)
Net defined benefit liability (asset), ending balance	$ 14	$ 11